Investment in Affiliate - Income Statement Data (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement Data [Line Items]
Net revenue	$ 54,763,678	$ 56,256,756	$ 50,300,679
Operating income	(33,831,017)	(2,954,345)	2,293,932
Net income	(51,796,181)	(16,953,032)	(17,557,125)
Box Ships Inc.
Income Statement Data [Line Items]
Net revenue	49,864,674	69,836,201
Operating income	1,966,947	23,631,192
Net income	$ 2,623,515	$ 15,307,658